Leases (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 2,055,247	R$ 2,154,092
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	20,926,113
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,988,633
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,633,984
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,468,633
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,307,546
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,933,758
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	8,593,559
Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	12,575,846
LT Amazonas [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	542,937
LT Amazonas [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	74,511
LT Amazonas [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	61,254
LT Amazonas [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	61,254
LT Amazonas [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	61,254
LT Amazonas [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	61,254
LT Amazonas [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	223,410
LT Amazonas [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	324,152
Sale And Leaseback Of Towers [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	3,075,652
Sale And Leaseback Of Towers [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	297,546
Sale And Leaseback Of Towers [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	288,333
Sale And Leaseback Of Towers [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	288,333
Sale And Leaseback Of Towers [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	288,333
Sale And Leaseback Of Towers [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	288,333
Sale And Leaseback Of Towers [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,624,774
Sale And Leaseback Of Towers [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,606,644
Other Finance Lease Liabilities [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	153,224
Other Finance Lease Liabilities [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	40,408
Other Finance Lease Liabilities [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	35,230
Other Finance Lease Liabilities [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	30,269
Other Finance Lease Liabilities [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	23,068
Other Finance Lease Liabilities [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	13,865
Other Finance Lease Liabilities [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	10,384
Other Finance Lease Liabilities [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	124,451
Lease Network Infrastructure [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	9,232,398
Lease Network Infrastructure [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,246,517
Lease Network Infrastructure [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,153,897
Lease Network Infrastructure [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,081,123
Lease Network Infrastructure [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,017,362
Lease Network Infrastructure [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	896,085
Lease Network Infrastructure [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	3,837,414
Lease Network Infrastructure [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	5,491,602
Leases Shops Kiosks And Real Estate [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,305,808
Leases Shops Kiosks And Real Estate [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	295,002
Leases Shops Kiosks And Real Estate [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	274,193
Leases Shops Kiosks And Real Estate [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	250,607
Leases Shops Kiosks And Real Estate [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	218,621
Leases Shops Kiosks And Real Estate [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	182,918
Leases Shops Kiosks And Real Estate [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,084,467
Leases Shops Kiosks And Real Estate [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,332,983
Lease Land Network [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	4,036,184
Lease Land Network [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	521,220
Lease Land Network [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	468,539
Lease Land Network [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	440,574
Lease Land Network [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	418,571
Lease Land Network [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	374,170
Lease Land Network [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,813,110
Lease Land Network [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,417,834
Lease Fiber [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,579,910
Lease Fiber [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	513,429
Lease Fiber [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	352,538
Lease Fiber [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	316,473
Lease Fiber [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	280,337
Lease Fiber [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	117,133
Lease Fiber [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables
Lease Fiber [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 1,278,180